Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment, Net
Property and Equipment, Net

NOTE 5 — Property and Equipment, Net

Property and equipment, net, as of March 31, 2025 and December 31, 2024, consisted of the following:

	Estimated useful life	March 31, 2025	December 31, 2024
Finance lease ROU asset	4-5 years	$33,662	$33,662
Computers and equipment	3-5 years	171,243	164,299
Less: Accumulated depreciation and amortization		(154,789)	(146,574)
Property and equipment, net		$50,116	$51,387

Depreciation expenses were $8,215 and $8,119 for the three months ended March 31, 2025 and March 31, 2024, respectively. For the three months ended March 31, 2025 and the years ended March 31, 2024, the Company focused primarily on research and development which were expensed as incurred as the costs had no alternative future use.

NOTE 4 — Property and Equipment, Net

Property and equipment, net as of December 31, 2024 and 2023 consists of the following:

	Estimated useful life	December 31, 2024	December 31, 2023
Finance lease ROU asset	4-5 years	33,662	33,662
Computers and equipment	3-5 years	164,299	162,386
Less: Accumulated depreciation and amortization		(146,574)	(114,010)
Property and equipment, net		51,387	82,038

Depreciation and amortization were $32,564 and $36,634 for the year ended December 31, 2024 and 2023, respectively. For the year ended December 31, 2024 and 2023, the Company focused primarily on research and development which were expensed as incurred as the costs had no alternative future use.